Schedule of receivables (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
RECEIVABLES [abstract]
Taxes receivable	$ 65,476	$ 12,138	$ 4,358
Trade receivable	69,692
Allowance for doubtful accounts	(55,215)
RECEIVABLES	$ 79,953	$ 12,138	$ 4,358